Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Cash Flow Information	Cash Flow Information
A. Change in Non-Cash Operating Working Capital

Year ended Dec. 31	2021	2020	2019
(Use) source:
Accounts receivable	(28)	(79)	261
Prepaid expenses	9	2	—
Income taxes receivable	—	(4)	(6)
Inventory	42	6	(13)
Accounts payable, accrued liabilities and provisions	153	160	(130)
Income taxes payable	(2)	4	9
Change in non-cash operating working capital	174	89	121

B. Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2020	Cash issuances	Repayments and dividends paid	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2021
Long-term debt and lease liabilities	3,361	173	(214)	1	—	(39)	(15)	3,267
Exchangeable securities	730	—	—	—	—	—	5	735
Dividends payable (common and preferred)	59	—	(87)	—	90	—	—	62
Total liabilities from financing activities	4,150	173	(301)	1	90	(39)	(10)	4,064

	Balance Dec. 31, 2019	Cash issuances	Repayments and dividends paid	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2020
Long-term debt and lease liabilities	3,212	753	(620)	16	—	5	(5)	3,361
Exchangeable securities	326	400	—	—	—	—	4	730
Dividends payable (common and preferred)	37	—	(86)	—	107	—	1	59
Total liabilities from financing activities	3,575	1,153	(706)	16	107	5	—	4,150